Acquisitions, Licensing Agreements, Collaborative Arrangements, Divestitures, Equity-Method Investments and Cost-Method Investment - Collaborative Arrangements - Footnotes (Detail) - USD ($)
$ in Millions
12 Months Ended
	Oct. 31, 2013	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Collaborative Arrangement [Member]
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Upfront payments and milestone payments		$ 310	$ 1,200	$ 67
Collaborative Arrangement, Co-promotion [Member]
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Royalty revenue, term	36 months